Other Insurance Liabilities and Separate Accounts	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Other Insurance Liabilities and Separate Accounts	Other Insurance Liabilities and Separate Accounts
New Accounting Pronouncements Recently Adopted

Targeted Improvements to the Accounting for Long-Duration Insurance Contracts
In August 2018, the Financial Accounting Standards Board issued ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (Topic 944) (the “long-duration insurance standard”). This standard requires the Company to review cash flow assumptions for its long-duration insurance contracts at least annually and recognize the effect of changes in future cash flow assumptions in net income. This standard also requires the Company to update discount rate assumptions quarterly and recognize the effect of changes in these assumptions in other comprehensive income. The rate used to discount the Company’s liability for future policy benefits will be based on an estimate of the yield for an upper-medium grade fixed-income instrument with a duration profile matching that of the Company’s liabilities. In addition, this standard changes the amortization method for deferred acquisition costs and requires additional disclosures regarding the long duration insurance contract liabilities in the Company’s interim and annual financial statements.

The Company adopted this accounting standard on January 1, 2023, using the modified retrospective transition method as of January 1, 2021, also referred to as the “transition date”, for changes to its liabilities for future policy benefits, deferred acquisition costs and value of business acquired intangible asset. Upon adoption, the Company recorded a transition date net adjustment to reduce accumulated other comprehensive income (loss) by $986 million ($766 million after-tax) with a corresponding increase to its liability for future policy benefits, the majority of which is included within other insurance liabilities and other long-term liabilities on the consolidated balance sheets. The transition date net adjustment was a result of updating the rate used to discount the liabilities to reflect the yield for an upper-medium grade fixed-income instrument compared to the Company’s expected investment yield under the historical guidance. The Company was not required to record an adjustment to retained earnings on the transition date. Prior period financial information subsequent to the transition date has been revised to reflect the adoption of the long-duration insurance standard.

The following summarizes changes in the balances of long-duration insurance liabilities as a result of the adoption of the long-duration insurance standard effective January 1, 2021:

In millions	Large Case Pensions	Long-Term Care	Other
Balance at December 31, 2020, net of reinsurance	$3,224	$1,142	$480
Add: Reinsurance recoverable	—	—	274
Balance at December 31, 2020	3,224	1,142	754
Change in discount rate assumptions	604	553	44
Removal of shadow adjustments in accumulated other comprehensive income	(181)	—	—
Adjusted balance at January 1, 2021	3,647	1,695	798
Less: Reinsurance recoverable	—	—	308
Adjusted balance at January 1, 2021, net of reinsurance	$3,647	$1,695	$490
Impact of New Long-Duration Insurance Contracts Standard on Financial Statement Line Items
As a result of applying the long-duration insurance standard using a modified retrospective method, the following adjustments were made to amounts reported in the consolidated statement of operations for the years ended December 31, 2022 and 2021:

	Impact of Change in Accounting Policy
In millions	As Reported December 31, 2022	Adjustments	Adjusted December 31, 2022
Consolidated Statement of Operations:
Operating costs:
Benefit costs	$71,281	$(208)	$71,073
Total operating costs	314,721	(208)	314,513
Operating income	7,746	208	7,954
Income before income tax provision	5,628	208	5,836
Income tax provision	1,463	46	1,509
Income from continuing operations	4,165	162	4,327
Net income	4,165	162	4,327
Net income attributable to CVS Health	4,149	162	4,311
Basic earnings per share:
Income from continuing operations attributable to CVS Health	$3.16	$0.13	$3.29
Net income attributable to CVS Health	$3.16	$0.13	$3.29
Diluted earnings per share:
Income from continuing operations attributable to CVS Health	$3.14	$0.12	$3.26
Net income attributable to CVS Health	$3.14	$0.12	$3.26

	Impact of Change in Accounting Policy
In millions	As Reported December 31, 2021	Adjustments	Adjusted December 31, 2021
Consolidated Statement of Operations:
Operating costs:
Benefit costs	$64,260	$(72)	$64,188
Operating expenses	37,066	(45)	37,021
Total operating costs	278,918	(117)	278,801
Operating income	13,193	117	13,310
Income before income tax provision	10,420	117	10,537
Income tax provision	2,522	26	2,548
Income from continuing operations	7,898	91	7,989
Net income	7,898	91	7,989
Net income attributable to CVS Health	7,910	91	8,001
Basic earnings per share:
Income from continuing operations attributable to CVS Health	$6.00	$0.07	$6.07
Net income attributable to CVS Health	$6.00	$0.07	$6.07
Diluted earnings per share:
Income from continuing operations attributable to CVS Health	$5.95	$0.07	$6.02
Net income attributable to CVS Health	$5.95	$0.07	$6.02
As a result of applying the long-duration insurance standard using a modified retrospective method, the following adjustments were made to amounts reported in the consolidated balance sheet as of December 31, 2022 and 2021:

	Impact of Change in Accounting Policy
In millions	As Reported December 31, 2022	Adjustments	Adjusted December 31, 2022
Consolidated Balance Sheet:
Other current assets	$2,685	$(49)	$2,636
Total current assets	65,682	(49)	65,633
Intangible assets, net	24,754	49	24,803
Total assets	228,275	—	228,275
Health care costs payable	10,406	(264)	10,142
Other insurance liabilities	1,140	(51)	1,089
Total current liabilities	69,736	(315)	69,421
Deferred income taxes	3,880	136	4,016
Other long-term insurance liabilities	6,108	(273)	5,835
Other long-term liabilities	6,732	(2)	6,730
Total liabilities	156,960	(454)	156,506
Retained earnings	56,145	253	56,398
Accumulated other comprehensive loss	(1,465)	201	(1,264)
Total CVS Health shareholders’ equity	71,015	454	71,469
Total shareholders’ equity	71,315	454	71,769
Total liabilities and shareholders’ equity	228,275	—	228,275

	Impact of Change in Accounting Policy
In millions	As Reported December 31, 2021	Adjustments	Adjusted December 31, 2021
Consolidated Balance Sheet:
Other current assets	$5,292	$27	$5,319
Total current assets	60,008	27	60,035
Intangible assets, net	29,026	26	29,052
Total assets	232,999	53	233,052
Health care costs payable	8,808	(130)	8,678
Other insurance liabilities	1,303	42	1,345
Total current liabilities	67,807	(88)	67,719
Deferred income taxes	6,270	(155)	6,115
Other long-term insurance liabilities	6,402	833	7,235
Other long-term liabilities	1,904	3	1,907
Total liabilities	157,618	593	158,211
Retained earnings	54,906	91	54,997
Accumulated other comprehensive loss	965	(631)	334
Total CVS Health shareholders’ equity	75,075	(540)	74,535
Total shareholders’ equity	75,381	(540)	74,841
Total liabilities and shareholders’ equity	232,999	53	233,052
As a result of applying the long-duration insurance standard using a modified retrospective method, the following adjustments were made to amounts reported in the consolidated statement of cash flows for the years ended December 31, 2022 and 2021:

	Impact of Change in Accounting Policy
In millions	As Reported December 31, 2022	Adjustments	Adjusted December 31, 2022
Consolidated Statement of Cash Flows:
Reconciliation of net income to net cash provided by operating activities:
Net income	$4,165	$162	$4,327
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,247	(23)	4,224
Deferred income taxes	(2,075)	46	(2,029)
Change in operating assets and liabilities, net of effects from acquisitions:
Other assets	(566)	75	(491)
Health care costs payable and other insurance liabilities	1,247	(255)	992
Other liabilities	6,468	(5)	6,463

	Impact of Change in Accounting Policy
In millions	As Reported December 31, 2021	Adjustments	Adjusted December 31, 2021
Consolidated Statement of Cash Flows:
Reconciliation of net income to net cash provided by operating activities:
Net income	$7,898	$91	$7,989
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,512	(26)	4,486
Deferred income taxes	(428)	26	(402)
Change in operating assets and liabilities, net of effects from acquisitions:
Other assets	(3)	(27)	(30)
Health care costs payable and other insurance liabilities	169	(68)	101
Other liabilities	2,852	4	2,856
Future Policy Benefits

The following tables show the components of the change in the liability for future policy benefits, which is included in other insurance liabilities and other long-term insurance liabilities on the consolidated balance sheets, during the years ended December 31, 2022 and 2021:

	2022
In millions	Large Case Pensions	Long-Term Care
Present value of expected net premiums (1)
Liability for future policy benefits, beginning of period - current discount rate		$389

Beginning liability for future policy benefits at original (locked-in) discount rate		$323
Effect of changes in cash flow assumptions		(15)
Effect of actual variances from expected experience		18
Adjusted beginning liability for future policy benefits - original (locked-in) discount rate		326
Interest accrual (using locked-in discount rate)		16
Net premiums (actual)		(40)
Ending liability for future policy benefits at original (locked-in) discount rate		302
Effect of changes in discount rate assumptions		(2)
Liability for future policy benefits, end of period - current discount rate		$300

Present value of expected future policy benefits
Liability for future policy benefits, beginning of period - current discount rate	$3,034	$1,991

Beginning liability for future policy benefits at original (locked-in) discount rate	$2,650	$1,480
Effect of changes in cash flow assumptions	—	99
Effect of actual variances from expected experience	(44)	18
Adjusted beginning liability for future policy benefits - original (locked-in) discount rate	2,606	1,597
Issuances	4	—
Interest accrual (using locked-in discount rate)	106	80
Benefit payments (actual)	(291)	(64)
Ending liability for future policy benefits at original (locked-in) discount rate	2,425	1,613
Effect of changes in discount rate assumptions	(173)	(47)
Liability for future policy benefits, end of period - current discount rate	$2,252	$1,566

Net liability for future policy benefits	$2,252	$1,266
Less: Reinsurance recoverable	—	—
Net liability for future policy benefits, net of reinsurance recoverable	$2,252	$1,266
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(1)The present value of expected net premiums is equivalent to the present value of expected gross premiums for the long-term care insurance contracts as net premiums are set equal to gross premiums.

	2021
In millions	Large Case Pensions	Long-Term Care
Present value of expected net premiums (1)
Liability for future policy benefits, beginning of period - current discount rate		$417

Beginning liability for future policy benefits at original (locked-in) discount rate		$330
Effect of changes in cash flow assumptions		8
Effect of actual variances from expected experience		9
Adjusted beginning liability for future policy benefits - original (locked-in) discount rate		347
Interest accrual (using locked-in discount rate)		17
Net premiums (actual)		(41)
Ending liability for future policy benefits at original (locked-in) discount rate		323
Effect of changes in discount rate assumptions		66
Liability for future policy benefits, end of period - current discount rate		$389

Present value of expected future policy benefits
Liability for future policy benefits, beginning of period - current discount rate	$3,582	$2,051

Beginning liability for future policy benefits at original (locked-in) discount rate	$2,979	$1,430
Effect of changes in cash flow assumptions	(96)	35
Effect of actual variances from expected experience	(39)	3
Adjusted beginning liability for future policy benefits - original (locked-in) discount rate	2,844	1,468
Issuances	2	—
Interest accrual (using locked-in discount rate)	117	74
Benefit payments (actual)	(313)	(62)
Ending liability for future policy benefits at original (locked-in) discount rate	2,650	1,480
Effect of changes in discount rate assumptions	384	511
Liability for future policy benefits, end of period - current discount rate	$3,034	$1,991

Net liability for future policy benefits	$3,034	$1,602
Less: Reinsurance recoverable	—	—
Net liability for future policy benefits, net of reinsurance recoverable	$3,034	$1,602
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(1)The present value of expected net premiums is equivalent to the present value of expected gross premiums for the long-term care insurance contracts as net premiums are set equal to gross premiums.
The amount of undiscounted expected gross premiums and expected future benefit payments for long-duration insurance liabilities as of December 31, 2022 and 2021 were as follows:

In millions	2022	2021
Large case pensions
Expected future benefit payments	$3,539	$3,882
Expected gross premiums	—	—

Long-term care
Expected future benefit payments	$3,265	$3,115
Expected gross premiums	437	478

The weighted-average interest rate used in the measurement of the long-duration insurance liabilities as of December 31, 2022 and 2021 were as follows:

	2022	2021
Large case pensions
Interest accretion rate	4.20%	4.20%
Current discount rate	5.24%	2.53%

Long-term care
Interest accretion rate	5.11%	5.11%
Current discount rate	5.39%	2.88%

The weighted-average durations (in years) of the long-duration insurance liabilities as of December 31, 2022 and 2021 were as follows:

	2022	2021
Large case pensions	7.4	7.5
Long-term care	12.6	13.5

The Company did not have any material differences between the actual experience and expected experience for the significant assumptions used in the computation of the liability for future policy benefits.
Policyholders’ Funds

The following table shows the components of the change in policyholders’ funds related to long-duration insurance contracts, which are included in policyholders’ funds and other long-term liabilities on the consolidated balance sheets, during the years ended December 31, 2022 and 2021:

In millions, except weighted average crediting rate	2022	2021
Policyholders’ funds, beginning of the period	$522	$568
Deposits received	13	20
Policy charges	(2)	(2)
Surrenders and withdrawals	(31)	(21)
Interest credited	11	12
Change in net unrealized gains (losses)	(148)	(42)
Other	(20)	(13)
Policyholders’ funds, end of the period	$345	$522

Weighted average crediting rate	4.72%	4.81%

Net amount at risk	$—	$—

Cash surrender value	$339	$346

Separate Accounts

The following table shows the fair value of assets, by major investment category, supporting Separate Accounts as of December 31, 2022 and 2021:

In millions	2022	2021
Cash and cash equivalents	$156	$188
Debt securities:
U.S. government securities	717	1,234
States, municipalities and political subdivisions	27	48
U.S. corporate securities	1,667	2,339
Foreign securities	201	325
Residential mortgage-backed securities	41	144
Commercial mortgage-backed securities	6	57
Other asset-backed securities	18	134
Total debt securities	2,677	4,281
Equity securities and common/collective trusts	480	548
Total (1)	$3,313	$5,017
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(1)Excludes $85 million of other payables and $70 million of other receivables at December 31, 2022 and 2021, respectively.
The following table shows the components of the change in Separate Accounts liabilities during the years ended December 31, 2022 and 2021:

In millions	2022	2021
Separate Accounts liability, beginning of the period	$5,087	$4,881
Premiums and deposits	853	1,118
Surrenders and withdrawals	(581)	(42)
Benefit payments	(947)	(984)
Investment earnings	(1,130)	53
Net transfers from general account	9	14
Other	(63)	47
Separate Accounts liability, end of the period	$3,228	$5,087

Cash surrender value, end of the period	$2,087	$3,513
The Company did not recognize any gains or losses on assets transferred to Separate Accounts during the years ended December 31, 2022 and 2021.